Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible Assets, Net [Abstract]
Amortization expense	$ 5,843,813	$ 4,450,895	$ 2,180,917